Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
(Loss) Income Before Income Income Taxes
h.
(Loss) income before income taxes is comprised of the following:

	Year ended March 31,
	2022	2021	2020
Domestic (Israel)	$(39,781)	$14,338	$99,182
Foreign (North America and the Cayman Islands)	117,639	(405,411)	198,853
Income (loss) before taxes	$77,858	$(391,073)	$298,035

Components of Taxes on Income
i.
Taxes on income are comprised of the following:

	Year ended March 31,
	2022	2021	2020
Current taxes	$(112)	$5,234	$55,895
Prior years' benefits	(3,495)	(3,462)	(9,995)
Deferred income taxes	23,199	7,895	7,585
	$19,592	$9,667	$53,485

Domestic (Israel)	$8,658	$7,459	$4,177
Foreign (North America)	10,934	2,208	49,308
	$19,592	$9,667	$53,485

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
j.
Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2022	2021	2020
Statutory tax rate (in Israel)	23.0%	23.0%	23.0%

(Decrease) increase in effective tax rate due to:
Utilization of net operating losses	(8.5%)	2.6%	0.0%
FX on tax payments	(2.0%)	0.8%	0.4%
Write-down and amortization of TNA transferred IP	0.2%	0.1%	0.0%
Taxable capital gain	(0.0%)	0.1%	0.0%
Non-deductible expenses (unrecognized income)	(0.4%)	(0.1%)	0.0%
Change in deferred taxes due to change in tax rate	(4.2%)	(0.3%)	0.0%
Taxes from prior years	0.9%	(0.5%)	(0.8%)
Uncertain tax positions, net	14.2%	(0.9%)	(0.6%)
Change in valuation allowance on deferred tax asset	(3.8%)	(1.2%)	0.0%
Different tax rates applicable to non-Israeli subsidiaries	2.5%	(2.5%)	1.3%
Non-deductible portion of settlements	0.0%	(23.6%)	0.0%
Net operating loss carryback (1)	0.0%	0.0%	(1.3%)
Tax benefits from reduced tax rates under benefit programs and other	3.3%	0.0%	(4.1%)
Effective consolidated tax rate	25.2%	(2.5%)	17.9%

Net operating loss carryback is attributed to the CARES Act which was enacted in the U.S. on March 27, 2020. The CARES Act, among other provisions, allows U.S. corporations to carry existing losses back to the preceding five years. The Company expects to receive a benefit due to the increased value of its losses when carried back to preceding years in which the U.S. federal corporate income tax rate was 35% versus the current 21%.
Components of Current Taxes
k.
Current taxes are calculated at the following combined federal and local rates:

	Year ended March 31,
	2022	2021	2020
On Israeli operations (not including “Approved Enterprise”)	23.0%	23.0%	23.0%
On U.S. operations *	21.0%	21.0%	21.2%
On Canadian operations *	25.0%	25.0%	25.0%

* The U.S. and Canadian subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2022	2021
Deferred tax assets:
Operating loss carryforward	$37,479	$35,404
Capital loss carryforward	17,568	17,705
Deferred revenue	10,564	17,169
Property, plant, and equipment	2,549	1,438
Intangible assets	31,969	34,836
Accrued expenses	46,943	60,862
Bad debt allowance	152	212
Hedge accounting	23	—
Marketable securities	1,348	—
Other, net	5,517	10,077
Total deferred tax assets	154,112	177,704
Valuation allowance for deferred tax assets	(22,175)	(27,857)
Net deferred tax assets	131,937	149,847
Deferred tax liabilities:
Property, plant, and equipment	(6,770)	(8,991)
Marketable securities	—	(541)
Hedge accounting	(48)	(17)
Other, net	(238)	(198)
Total deferred tax liabilities	(7,055)	(9,747)
Net deferred tax assets	$124,882	$140,100
Domestic (Israel)	$4,499	$4,888
Foreign (North America)	120,383	135,212
	$124,882	$140,100

Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets

The deferred income taxes are presented on the Consolidated Balance Sheets as follows:

	March 31,
	2022	2021
Among non-current assets	$124,882	$142,007
Among long-term liabilities	-	(1,907)
	$124,882	$140,100

Schedule of Uncertain Tax Positions

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. See Note 2.h.

	Year ended March 31,
	2022	2021	2020
Unrecognized tax exposure at beginning of year	$26,921	$25,258	$28,188
Increases as a result of positions taken in prior period	1,389	769	382
Decreases as a result of positions taken in prior period	—	(5,025)	(7,913)
Increases as a result of positions taken in current period	6,268	5,919	4,601
Unrecognized tax exposure at end of year	$34,578	$26,921	$25,258